Note 21 - Segmented Information	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
21.	Segmented information
The Company operates in
one
reportable operating segment, being the acquisition and exploration of mineral resource properties.

The Company’s non-current assets are located in the following geographic locations:

	December 31, 2017	December 31, 2016
Canada	$366,450	$89,950
United States	4,923,209	1,280,383
Mexico	44,810,040	35,992,658
	$50,099,699	$37,362,991